Pensions and Other Post-retirement Benefits	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
EMPLOYEE BENEFIT PLANS
Pensions and Other Post-retirement Benefits

12.Pensions and Other Post-retirement Benefits

The following provides information at March 31, 2015 and 2014 related to the Company-sponsored domestic defined benefit pension plan:

Components of Net Periodic Benefit Cost

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)

Interest cost	$1,171	$1,201	$2,342	$2,402
Expected return on plan assets	(1,743)	(1,664)	(3,486)	(3,328)
Recognized net actuarial loss	309	229	618	458
Net pension expense	$(263)	$(234)	$(526)	$(468)

Employer Contributions

We did not make any contributions to the Pension Plan during the six months ended March 31, 2015.  Subsequent to March 31, 2015, we contributed $2.0 million to fund distributions.  We could make contributions for the remainder of fiscal 2015 to fund distributions in lieu of liquidating assets.

NOTE 9 EMPLOYEE BENEFIT PLANS

        We maintain a domestic noncontributory defined benefit pension plan covering certain U.S. employees who meet certain age and service requirements. In July 2003, we revised the Helmerich & Payne, Inc. Employee Retirement Plan ("Pension Plan") to close the Pension Plan to new participants effective October 1, 2003, and reduce benefit accruals for current participants through September 30, 2006, at which time benefit accruals were discontinued and the Pension Plan was frozen.

        The following table provides a reconciliation of the changes in the pension benefit obligations and fair value of Pension Plan assets over the two-year period ended September 30, 2014 and a statement of the funded status as of September 30, 2014 and 2013:

	2014	2013
	(in thousands)
Accumulated Benefit Obligation	$111,108	$102,680
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$102,680	$112,062
Interest cost	4,763	4,339
Actuarial (gain) loss	10,787	(9,320)
Benefits paid	(7,122)	(4,401)

Projected benefit obligation at end of year	$111,108	$102,680

Change in plan assets
Fair value of plan assets at beginning of year	$96,818	$86,718
Actual return on plan assets	11,132	12,369
Employer contribution	7,329	2,132
Benefits paid	(7,122)	(4,401)

Fair value of plan assets at end of year	$108,157	$96,818

Funded status of the plan at end of year	$(2,951)	$(5,862)

        The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):

Accrued liabilities	$(62)	$(145)
Noncurrent liabilities—other	(2,889)	(5,717)

Net amount recognized	$(2,951)	$(5,862)

        The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2014 and 2013, and not yet reflected in net periodic benefit cost, are as follows (in thousands):

Net actuarial loss	$(23,405)	$(19,210)

        The amount recognized in Accumulated Other Comprehensive Income and not yet reflected in periodic benefit cost expected to be amortized in next year's periodic benefit cost is a net actuarial loss of $1.2 million.

        The weighted average assumptions used for the pension calculations were as follows:

	Years Ended September 30,
	2014	2013	2012
Discount rate for net periodic benefit costs	4.80%	4.06%	4.33%
Discount rate for year-end obligations	4.32%	4.80%	4.06%
Expected return on plan assets	6.61%	7.06%	7.16%

        The mortality table issued by the Society of Actuaries in October 2014 was used for the September 30, 2014 pension calculation. The new mortality information reflects improved life expectancies and projected mortality improvements.

        We contributed $7.3 million to the Pension Plan in fiscal 2014 to fund distributions in lieu of liquidating pension assets. We estimate contributing at least $0.1 million in fiscal 2015 to meet the minimum contribution required by law and may make additional contributions in fiscal 2015 if needed to fund unexpected distributions.

        Components of the net periodic pension expense (benefit) were as follows:

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Interest cost	$4,763	$4,339	$4,498
Expected return on plan assets	(6,789)	(6,099)	(5,463)
Amortization of prior service cost	—	1	2
Recognized net actuarial loss	873	2,372	3,567
Settlement	1,376	—	—

Net pension expense (benefit)	$223	$613	$2,604

        We record settlement expense when benefit payments exceed the total annual service and interest costs.

        The following table reflects the expected benefits to be paid from the Pension Plan in each of the next five fiscal years, and in the aggregate for the five years thereafter (in thousands).

Years Ended September 30,
2015	2016	2017	2018	2019	2020 - 2024	Total
$5,510	$6,416	$5,642	$6,999	$7,559	$36,032	$68,158

        Included in the Pension Plan is an unfunded supplemental executive retirement plan.

INVESTMENT STRATEGY AND ASSET ALLOCATION

        Our investment policy and strategies are established with a long-term view in mind. The investment strategy is intended to help pay the cost of the Plan while providing adequate security to meet the benefits promised under the Plan. We maintain a diversified asset mix to minimize the risk of a material loss to the portfolio value that might occur from devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls are considered. Plan assets are invested in portfolios of diversified public-market equity securities and fixed income securities. The Plan does not directly hold securities of the Company.

        The expected long-term rate of return on Plan assets is based on historical and projected rates of return for current and planned asset classes in the Plan's investment portfolio after analyzing historical experience and future expectations of the return and volatility of various asset classes.

        The target allocation for 2015 and the asset allocation for the Pension Plan at the end of fiscal 2014 and 2013, by asset category, follows:

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2015	2014	2013
U.S. equities	55%	61%	58%
International equities	15	12	13
Fixed income	27	25	27
Real estate and other	3	2	2

Total	100%	100%	100%

PLAN ASSETS

        The fair value of Plan assets at September 30, 2014 and 2013, summarized by level within the fair value hierarchy described in Note 8, are as follows:

	Fair Value as of September 30, 2014
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$2,250	$2,250	$—	$—
Mutual funds:
Domestic stock funds	55,054	55,054	—	—
Bond funds	24,722	24,722	—	—
International stock funds	8,731	8,731	—	—

Total mutual funds	88,507	88,507	—	—
Domestic common stock	15,733	15,733	—	—
Foreign equity stock	1,366	1,366	—	—
Oil and gas properties	301	—	—	301

Total	$108,157	$107,856	$—	$301

	Fair Value as of September 30, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$1,983	$1,983	$—	$—
Mutual funds:
Domestic stock funds	44,129	44,129	—	—
Bond funds	23,749	23,749	—	—
International stock funds	12,519	12,519	—	—

Total mutual funds	80,397	80,397	—	—
Domestic common stock	12,998	12,998	—	—
Foreign equity stock	1,153	1,153	—	—
Oil and gas properties	287	—	—	287

Total	$96,818	$96,531	$—	$287

        The Plan's financial assets utilizing Level 1 inputs are valued based on quoted prices in active markets for identical securities. The Plan has no assets utilizing Level 2. The Plan's assets utilizing Level 3 inputs consist of oil and gas properties. The fair value of oil and gas properties is determined by Wells Fargo Bank, N.A., based upon actual revenue received for the previous twelve-month period and experience with similar assets.

        The following table sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended September 30, 2014 and 2013:

	Oil and Gas Properties
	Years Ended September 30,
	2014	2013
	(in thousands)
Balance, beginning of year	$287	$299
Unrealized gains (losses) relating to property still held at the reporting date	14	(12)

Balance, end of year	$301	$287

DEFINED CONTRIBUTION PLAN

        Substantially all employees on the United States payroll may elect to participate in the 401(k)/Thrift Plan by contributing a portion of their earnings. We contribute an amount equal to 100 percent of the first five percent of the participant's compensation subject to certain limitations. The annual expense incurred for this defined contribution plan was $32.3 million, $28.3 million and $26.7 million in fiscal 2014, 2013 and 2012, respectively.